SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenues	$ 16,924	$ 13,276	$ 32,132	$ 25,907
United States
Disclosure of geographical areas [line items]
Revenues	4,228	2,130	7,731	4,094
United Kingdom
Disclosure of geographical areas [line items]
Revenues	1,393	1,596	3,229	3,264
United Kingdom
Disclosure of geographical areas [line items]
Revenues	5,553	6,008	10,868	11,397
Other Europe
Disclosure of geographical areas [line items]
Revenues	1,518	536	2,660	994
Australia
Disclosure of geographical areas [line items]
Revenues	1,423	1,069	2,471	2,129
Brazil
Disclosure of geographical areas [line items]
Revenues	1,020	944	1,946	2,127
Other Asia
Disclosure of geographical areas [line items]
Revenues	702	286	1,221	563
Colombia
Disclosure of geographical areas [line items]
Revenues	499	346	1,000	614
Other
Disclosure of geographical areas [line items]
Revenues	$ 588	$ 361	$ 1,006	$ 725